MAJOR CUSTOMERS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Major Customers
Number of customers with the largest receivable balances	3
Net revenue | Customer concentration risk | Company A
Major Customers
Total net revenues	$ 45,987,216	$ 95,557,467	$ 164,522,394
Accounts receivable | Accounts receivable balances | Customer one
Major Customers
Concentration risk (as a percent)	10.00%	10.00%
Accounts receivable | Accounts receivable balances | Customer two
Major Customers
Concentration risk (as a percent)	8.00%	8.00%
Accounts receivable | Accounts receivable balances | Customer three
Major Customers
Concentration risk (as a percent)	8.00%	6.00%